Fair Value of Financial Assets and Liabilities - Schedule of Changes in Fair Value Derivative Liabilities (Detail) - Derivative Financial Instruments, Liabilities - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jul. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Balance		$ 1,821		$ 389	$ 2,606	$ 2,606	$ 1,555
Allocation of note issuance proceeds to derivative	$ 375		$ 375	750	1,418	1,418	996
Change in fair value of derivative	14	2,633	14	135	(2,203)	430	55
Balance	$ 389		$ 389		$ 1,821		$ 2,606
Series A Preferred Stock
Derivatives, Fair Value [Line Items]
Conversion of convertible debt		$ (4,454)		$ (1,274)		$ (4,454)